ACCOUNTS PAYABLE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts payable for
Payable related to new home transaction business	¥ 3,469,628		¥ 5,954,209
Payable for home renovation materials and construction costs	1,506,095		1,713,179
Payable for real estate properties under development	93,164		538,406
Payable for advertising fees	234,026		396,364
Payable for internet service fees	312,209		333,835
Payable for leasehold improvements	167,492		262,805
Others	269,515		293,831
Total	¥ 6,052,129	$ 865,443	¥ 9,492,629